Inventories - Inventory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials		¥ 90,882	¥ 65,575
Work-in-process		11,003	2,999
Finished goods		58,896	113,998
Total	$ 22,646	¥ 160,781	¥ 182,572